Subsequent Events (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Feb. 04, 2015	Jan. 29, 2015	Sep. 30, 2014	Dec. 31, 2012
Subsequent Event [Line Items]
Reverse stock split, description	1-for-30	1-for-30
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, outstanding			30
Board of Directors and Shareholders [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, authorized				750,000,000
Board of Directors and Shareholders [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, authorized				75,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, outstanding		3,922,566			3,954,897	3,898,364
Common stock, authorized		75,000,000			75,000,000	75,000,000
Common stock par value (in Dollars per share)		0.00001			$ 0.00001	$ 0.00001
Common Class A [Member] | Board of Directors and Shareholders [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock par value (in Dollars per share)				0.00001
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, outstanding		0			0	0
Common stock, authorized		50,000,000			50,000,000	50,000,000
Common stock par value (in Dollars per share)		0.00001			$ 0.00001	$ 0.00001
Common Class B [Member] | Board of Directors and Shareholders [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock par value (in Dollars per share)				0.00001
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, outstanding		3,898,364
Common stock, authorized		75,000,000
Common stock par value (in Dollars per share)		0.00001
Common Stock [Member] | Board of Directors and Shareholders [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock par value (in Dollars per share)				0.00001